Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 118,233	$ 63,368
Voyage expenses	(36,563)	(27,076)
Vessel operating expenses	(14,937)	(16,587)
Operating expense component	(2,865)	(1,105)
Vessel lease expense component	(2,636)	(1,017)
Depreciation	(6,942)	(7,790)
Amortization of deferred drydock expenditures	(1,007)	(1,197)
General and administrative expenses
Corporate	(5,060)	(4,468)
Commercial and chartering	(1,171)	(891)
Loss on vessel held for sale	0	(6,917)
Unrealized (losses)/gains on derivatives	(31)	604
Interest expense and finance costs	(2,864)	(4,138)
Interest income	239	10
Net Income / (Loss) before taxes	44,396	(7,204)
Income tax	(57)	(34)
(Loss) / profit from equity method investments	(249)	236
Net Income / (Loss)	44,090	(7,002)
Preferred dividend	(838)	(848)
Net income/ (loss) attributable to common stockholders	$ 43,252	$ (7,850)
Earnings / (loss) per share, basic (in dollars per share)	$ 1.06	$ (0.23)
Earnings / (loss) per share, diluted (in dollars per share)	$ 1.04	$ (0.23)
Weighted average number of shares outstanding, basic (in shares)	40,722,735,000	34,429,106,000
Weighted average number of shares outstanding, diluted (in shares)	41,679,650	34,429,106